INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2019
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES

NOTE 11. INVESTMENT PROPERTIES

The table below sets forth the reconciliation between the initial balance account and the balance at the end of the period, at fair value:

	December 31, 2019	December 31, 2018
In millions of COP
Balance at the beginning of the year	1,732,873	1,657,409
Acquisitions	116,503	8,536
Sales/Write-offs	(17,667)	(10,422)
Amount reclassified from inventories (1)	68,058	-
Gains on valuation (2)	93,197	77,350
Balance at the end of the period (3)	1,992,964	1,732,873
(1)	In 2019, returned goods from financial leasing operations were reclassified from inventories to investment property, because they are held for obtaining profits and capital appreciation.
(2)	See Note 25.4 Other operating income, net.
(3)	Between December 31, 2019 and 2018, there were no transfers in and out of Level 3 fair value hierarchy related with investment properties. See Note 30 Fair value of assets and liabilities.

The valuation adjustments recorded by the Bank’s related to its investment properties are detailed below:

As of December 31, 2019

	Balance at the
Type of asset	beginning of the	Appraisals	Net increase (decrease) in	Amount reclassified	Adjusted fair value at the
	year		investment properties	from inventories(1)	end of the year
In millions of COP
Buildings	1,483,594	74,210	98,857	68,058	1,724,719
Lands	249,279	18,987	(21)	-	268,245
Total	1,732,873	93,197	98,836	68,058	1,992,964
(1)	In 2019, returned goods from financial leasing operations were reclassified from inventories to investment property, because they are held for obtaining profits and capital appreciation

As of December 31, 2018

	Balance at the
Type of asset	beginning of the	Appraisals(1)	Net increase (decrease) in	Adjusted fair value at the
	year		investment properties	end of the year
In millions of COP
Buildings	1,425,585	59,895	(1,886)	1,483,594
Lands	231,824	17,455	-	249,279
Total	1,657,409	77,350	(1,886)	1,732,873
(1)	Corresponds to the change in the commercial estimate of real estate due to the change in the consumer price index (IPC).

Amounts recognized in the statement of income for the period.

The table sets forth the main income recorded by the Bank related to its investment properties:

	December 31, 2019	December 31, 2018	December 31, 2017
	In millions of COP
Income from rentals	85,507	79,756	77,964
Operating expenses due to:
Investment properties that generated income through rentals	(15,669)	(16,531)	(21,012)
Investment properties that did not generate income through rentals	(2,183)	(1,630)	(2,295)

Currently, there are no restrictions on the use or income derived from the buildings or lands that the Bank has as investment property.

The fair value of the Bank’s investment properties for the year ending at December 31, 2019 and 2018, has been recorded according to the assessment made by independent external consulting companies that have the appropriate capacity and experience in performing those assessments. The appraisers are either approved by the Property Market Auctions of Colombia or foreign appraisers, who are required to provide a second signature by a Colombia appraiser accredited by the Property Market Auctions.

Fair value appraisals are carried out in accordance with IFRS 13. The reports made by the external consulting company contain the description of the valuation methodologies used, and key assumptions such as: discount rates, calculation of applied expenses and income approach, among others. The fair value of the investment properties is based on the comparative market approach, which reflects the prices of recent transactions with similar characteristics. Upon determining the fair value of these investment properties, the greater and best use of these investment properties is their present use. For further information about measurements techniques and inputs used by consulting companies, see Note 30 Fair Value of assets and liabilities.

As of December 31, 2019 and 2018, the Bank does not have investment properties held under financial leases.